SUBSEQUENT EVENTS (Details)	Mar. 31, 2023 USD ($)	Jan. 19, 2023 USD ($) item $ / shares shares	Feb. 28, 2023 USD ($)	Jan. 03, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
SUBSEQUENT EVENTS
Maximum number of times for extend the date by which the Company must consummate an initial business combination | item		6
Additional extension period each time for the Company to consummate an initial business combination		1 month
Combination Period, after extensions		21 months
Number of public shares, shareholders exercised their right to redeem | shares		19,949,665
Amount removed from the Trust Account to pay holders		$ 206,500,000
Redemption price per public share | $ / shares		$ 10.35
Number of public shares outstanding | shares		3,050,335
Marketable securities held in Trust Account					$ 10,436	$ 979,634
Subsequent Event
SUBSEQUENT EVENTS
Maximum number of times for extend the date by which the Company must consummate an initial business combination | item		6
Additional extension period each time for the Company to consummate an initial business combination		1 month
Combination Period, after extensions		21 months
Number of public shares, shareholders exercised their right to redeem | shares		19,949,665
Amount removed from the Trust Account to pay holders		$ 206,500,000
Redemption price per public share | $ / shares		$ 10.35
Amount remain in the Trust Account		$ 31,500,000
Number of public shares outstanding | shares		3,050,335
Marketable securities held in Trust Account		$ 165,000
Borrowing capacity	$ 50,000,000
Threshold trading days	180
Remaining borrowing capacity	$ 50,000,000
Consecutive business days	10
Subsequent Event | Extension Note
SUBSEQUENT EVENTS
Notes Payable, Related Parties			$ 330,000
Subsequent Event | Sponsor | Extension Note
SUBSEQUENT EVENTS
Maximum borrowing capacity of related party promissory note		$ 990,000
Subsequent Event | Ananda Trust | January 2023 Note
SUBSEQUENT EVENTS
Maximum borrowing capacity of related party promissory note				$ 500,000